Investment Objectives and Goals	Mar. 31, 2025
Franklin Disruptive Commerce ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Disruptive Commerce ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
Franklin Genomic Advancements ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Genomic Advancements ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
Franklin Intelligent Machines ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Intelligent Machines ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
Franklin Exponential Data ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Exponential Data ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
Franklin Income Equity Focus ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Income Equity Focus ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Income and capital appreciation with an emphasis on lower volatility.
Franklin Investment Grade Corporate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Investment Grade Corporate ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	A high level of current income as is consistent with prudent investing, while seeking preservation of capital.
Franklin Dynamic Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Dynamic Municipal Bond ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	A high level of current income that is exempt from federal income taxes.
Franklin Municipal Green Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Municipal Green Bond ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To maximize income exempt from federal income taxes to the extent consistent with prudent investing and the preservation of shareholders’ capital.
Franklin High Yield Corporate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin High Yield Corporate ETF
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	To earn a high level of current income. Its secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal.
Franklin International Aggregate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin International Aggregate Bond ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total investment return, consistent with prudent investing, consisting of a combination of interest income and capital appreciation.
Franklin Senior Loan ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Senior Loan ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High level of current income. A secondary goal is preservation of capital.
Franklin U.S. Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin U.S. Core Bond ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return.
Franklin U.S. Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin U.S. Treasury Bond ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Income.
Franklin Ultra Short Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Ultra Short Bond ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	A high level of current income as is consistent with prudent investing, while seeking preservation of capital.
Franklin Systematic Style Premia ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Systematic Style Premia ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Absolute return.
BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation by quantitatively investing in U.S. equities.
BrandywineGLOBAL-U.S. Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINEGLOBAL – U.S. FIXED INCOME ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return.
ClearBridge Sustainable Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return, consisting of capital appreciation and income.
Franklin International Core Dividend Tilt Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin International Core Dividend Tilt Index ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM (the Underlying Index).

Franklin Emerging Market Core Dividend Tilt Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Emerging Market Core Dividend Tilt Index ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM (the Underlying Index).

Franklin U.S. Core Dividend Tilt Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin U.S. Core Dividend Tilt Index ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Dividend Enhanced Select IndexSM (the Underlying Index).
Franklin U.S. Large Cap Multifactor Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin U.S. Large Cap Multifactor Index ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the U.S. Large Cap Underlying Index).
Franklin U.S. Mid Cap Multifactor Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin U.S. Mid Cap Multifactor Index ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the U.S. Mid Cap Underlying Index).
Franklin U.S. Small Cap Multifactor Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin U.S. Small Cap Multifactor Index ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the U.S. Small Cap Underlying Index).
Franklin International Dividend Multiplier Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin International Dividend Booster Index ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of an index that aims to deliver excess (or “boosted”) dividend yield relative to the large/mid cap international equity market balanced against volatility.

Franklin U.S. Dividend Multiplier Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin U.S. Dividend Booster Index ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of an index that aims to deliver excess (or “boosted”) dividend yield relative to the U.S. large cap equity market balanced against volatility.

Franklin FTSE Australia ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Australia ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index).
Franklin FTSE Brazil ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Brazil ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index).
Franklin FTSE Canada ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Canada ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index).
Franklin FTSE China ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE China ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index).
Franklin FTSE Germany ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Germany ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped Index).
Franklin FTSE India ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE India ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index).
Franklin FTSE Japan ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Japan ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index).
Franklin FTSE Latin America ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Latin America ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America RIC Capped Index (the FTSE Latin America Capped Index).
Franklin FTSE Mexico ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Mexico ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index).
Franklin FTSE Saudi Arabia ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Saudi Arabia ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia RIC Capped Index (the FTSE Saudi Arabia Capped Index).
Franklin FTSE South Korea ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE South Korea ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index).
Franklin FTSE Switzerland ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Switzerland ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index).
Franklin FTSE Taiwan ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Taiwan ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index).
Franklin FTSE United Kingdom ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE United Kingdom ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped Index).
Franklin FTSE Asia ex Japan ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Asia ex Japan ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index).
Franklin FTSE Europe ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Europe ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index).
Franklin FTSE Japan Hedged ETF
Prospectus [Line Items]
Risk/Return [Heading]	Franklin FTSE Japan Hedged ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index).
Franklin Focused Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN FOCUSED GROWTH ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
Franklin FTSE Eurozone ETF
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN FTSE EUROZONE ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Eurozone Index (the "Underlying Index").
Franklin Income Focus ETF
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN INCOME FOCUS ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek high current income while maintaining prospects for capital appreciation.
Franklin U.S. Equity Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN U.S. EQUITY INDEX ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM (the Underlying Index).
Franklin FTSE Russia ETF
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN FTSE RUSSIA ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The stated investment goal is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index (the FTSE Russia Capped Index or Underlying Index). However, due to the discontinuation of the Underlying Index and the ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment goal. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Franklin Sustainable International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN SUSTAINABLE INTERNATIONAL EQUITY ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
Western Asset Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET BOND ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To maximize total return consistent with prudent investment management and liquidity needs.